Condensed Supplemental Consolidated Statements Of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	$ 165	$ 155	$ 479	$ 327	$ 112
Additions to property, plant, and equipment	(107)	(106)	(230)	(160)	(223)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)	7	(55)	(368)	(658)
Net cash flow from investing activities	(125)	(91)	(255)	(523)	(852)
Proceeds from long-term debt	1,392		2	995	1,097
Proceeds from issuance of common stock	4
Equity contributions			(6)	(2)	(3)
Proceeds from initial public stock offering	438
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Repayment of long-term debt	(1,902)	(68)	(175)	(880)	(178)
Purchases of common stock		(6)	(6)	(2)	(3)
Net cash from financing activities	(111)	(74)	(179)	90	878
Net increase (decrease) in cash and cash equivalents	(71)	(10)	45	(106)	138
Cash and cash equivalents at beginning of period	87	42	42	148	10
Cash and cash equivalents at end of period	16	32	87	42	148
Parent Company
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				2	3
(Contributions) distributions to/from subsidiaries	(438)		16
Net cash flow from investing activities	(438)		16
Proceeds from issuance of common stock	4
Equity contributions				(2)	(3)
Proceeds from initial public stock offering	438
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Repayment of long-term debt			(16)
Net cash from financing activities	438		(16)	(2)	(3)
Issuer
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	(6)	(36)	(22)	15	37
Additions to property, plant, and equipment	(10)	(11)	(9)	(16)	(61)
(Contributions) distributions to/from subsidiaries	417	(4)	(20)	(39)	(81)
Intercompany advances (repayments)	62	119	258	166	(71)
Acquisition of business net of cash acquired				(368)	(658)
Net cash flow from investing activities	469	104	229	(257)	(871)
Proceeds from long-term debt	1,392			995	1,097
Equity contributions			(6)	(1)	(3)
Repayment of notes receivable	1
Payment of tax receivable agreement	(5)
Debt financing costs	(39)			(23)	(38)
Repayment of long-term debt	(1,881)	(64)	(155)	(841)	(97)
Purchases of common stock		(6)
Net cash from financing activities	(532)	(70)	(161)	130	959
Net increase (decrease) in cash and cash equivalents	(69)	(2)	46	(112)	125
Cash and cash equivalents at beginning of period	66	20	20	132	7
Cash and cash equivalents at end of period	(3)	18	66	20	132
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	159	189	504	322	100
Additions to property, plant, and equipment	(94)	(91)	(209)	(138)	(150)
Proceeds from disposal of assets	2	8	30	5	29
Acquisition of business net of cash acquired	(20)	7	7
Net cash flow from investing activities	(112)	(76)	(172)	(133)	(121)
Changes in intercompany balances	(47)	(118)	(337)	(186)	23
Net cash from financing activities	(47)	(118)	(337)	(186)	23
Net increase (decrease) in cash and cash equivalents		(5)	(5)	3	2
Cash and cash equivalents at beginning of period		5	5	2
Cash and cash equivalents at end of period				5	2
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities	12	2	(3)	(11)	(25)
Additions to property, plant, and equipment	(3)	(4)	(12)	(6)	(12)
Investment in Parent	(21)	(4)	(4)		(25)
Investment in Issuer debt securities				(39)	(56)
Acquisition of business net of cash acquired			(62)
Net cash flow from investing activities	(24)	(8)	(78)	(45)	(93)
Proceeds from long-term debt			2
Changes in intercompany balances	(11)	(1)	79	20	48
Contribution from Issuer	21	4	4	39	81
Net cash from financing activities	10	3	85	59	129
Net increase (decrease) in cash and cash equivalents	(2)	(3)	4	3	11
Cash and cash equivalents at beginning of period	21	17	17	14	3
Cash and cash equivalents at end of period	19	14	21	17	14
Eliminations
Condensed Consolidating Financial Information [Line Items]
Cash Flow from Operating Activities				(1)	(3)
Investment in Parent	21	4	4		25
(Contributions) distributions to/from subsidiaries	21	4	4	39	81
Intercompany advances (repayments)	(62)	(119)	(258)	(166)	71
Investment in Issuer debt securities				39	56
Net cash flow from investing activities	(20)	(111)	(250)	(88)	233
Equity contributions				1	3
Repayment of notes receivable	(1)
Payment of tax receivable agreement	5
Repayment of long-term debt	(21)	(4)	(4)	(39)	(81)
Changes in intercompany balances	58	119	258	166	(71)
Contribution from Issuer	(21)	(4)	(4)	(39)	(81)
Net cash from financing activities	$ 20	$ 111	$ 250	$ 89	$ (230)